Right-of-Use Assets and Lease Liabilities – Operating Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Right-of-Use Assets and Lease Liabilities [Abstract]
Schedule of Right of Use Assets – Operating Leases	Right of use assets – operating leases are summarized below:
	December 31, 2025	December 31, 2024
Office	$9,471	$8,525
Right of use assets, net	$9,471	$8,525

Schedule of Operating Lease Liabilities

Right of use assets – operating leases are summarized below:

	June 30, 2026	December 31, 2025
Offices	$701,732	$9,471
Office equipment	87,981	-
Right of use assets, net	$789,713	$9,471

Operating lease liabilities are summarized below:

	June 30, 2026	December 31, 2025
Offices	$701,732	$9,471
Office equipment	87,981	-
Lease liability	789,713	9,471
Less: current portion	(274,369)	(9,471)
Lease liability, non-current	$515,344	$-

Operating lease liabilities are summarized below:

	December 31, 2025	December 31, 2024
Office	$9,471	$8,525
Lease liability	9,471	8,525
Less: current portion	(9,471)	(8,525)
Lease liability, non-current	$—	$—

Schedule of Maturity Analysis Under these Lease Agreements

Maturity analysis under these lease agreements are as follows:

For the year ended December 31:
2026	$152,320
2027	296,640
2028	296,640
2029	66,640
2030 and after	23,130
Less: Present value discount	(45,657)
Lease liability	$789,713
Maturity analysis under these lease agreements are as follows:
For the year ended December 31, 2026	$10,000
Less: Present value discount	(529)
Lease liability	$9,471